Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at October 31, 2022 and October 31, 2021.
Loans and Acceptance
s

(millions of Canadian dollars)	As at October 31
	2022	2021

Residential mortgages	$293,924	$268,340
Consumer instalment and other personal	206,152	189,864
Credit card	36,010	30,738
Business and government	301,389	240,070
	837,475	729,012
Customers’ liability under acceptances	19,733	18,448
Loans at FVOCI (Note 5)	2,353	1,602
Total loans and acceptances	859,561	749,062
Total allowance for loan losses	6,432	6,390
Total loans and acceptances, net of allowance	853,129	742,672

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at October 31
	2022	2021

Loans at amortized cost	$301,389	$240,070
Customers’ liability under acceptances	19,733	18,448
Loans at FVOCI (Note 5)	2,353	1,602
Loans and acceptances	323,475	260,120
Allowance for loan and acceptances losses	2,739	2,751
Loans and acceptances, net of allowance	320,736	257,369

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following tables provide the gross carrying amounts of loans, acceptances, and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings
(millions of Canadian dollars)	As at
	October 31, 2022					October 31, 2021
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages 1,2,3
Low Risk	$208,450	$59	$	n/a	$208,509	$208,030	$4,113	$	n/a	$212,143
Normal Risk	67,280	6,767		n/a	74,047	38,922	9,768		n/a	48,690
Medium Risk	418	8,132		n/a	8,550	–	4,405		n/a	4,405
High Risk	10	2,096		350	2,456	–	2,380		266	2,646
Default	n/a	n/a		362	362	n/a	n/a		456	456
Total loans	276,158	17,054		712	293,924	246,952	20,666		722	268,340
Allowance for loan losses	127	140		56	323	35	175		51	261
Loans, net of allowance	276,031	16,914		656	293,601	246,917	20,491		671	268,079
Consumer instalment and other personal 4
Low Risk	92,653	2,127		n/a	94,780	94,425	1,397		n/a	95,822
Normal Risk	61,508	13,799		n/a	75,307	62,484	1,255		n/a	63,739
Medium Risk	21,990	6,350		n/a	28,340	18,201	3,917		n/a	22,118
High Risk	2,202	4,793		335	7,330	1,073	6,346		379	7,798
Default	n/a	n/a		395	395	n/a	n/a		387	387
Total loans	178,353	27,069		730	206,152	176,183	12,915		766	189,864
Allowance for loan losses	619	850		154	1,623	520	914		139	1,573
Loans, net of allowance	177,734	26,219		576	204,529	175,663	12,001		627	188,291
Credit card
Low Risk	6,532	11		n/a	6,543	5,467	7		n/a	5,474
Normal Risk	10,760	137		n/a	10,897	10,109	68		n/a	10,177
Medium Risk	10,794	1,184		n/a	11,978	8,909	1,158		n/a	10,067
High Risk	2,590	3,653		265	6,508	476	4,319		149	4,944
Default	n/a	n/a		84	84	n/a	n/a		76	76
Total loans	30,676	4,985		349	36,010	24,961	5,552		225	30,738
Allowance for loan losses	685	855		207	1,747	671	996		138	1,805
Loans, net of allowance	29,991	4,130		142	34,263	24,290	4,556		87	28,933
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	144,994	596		n/a	145,590	110,129	699		n/a	110,828
Non-investment grade or Medium Risk	156,749	10,057		n/a	166,806	125,638	12,149		n/a	137,787
Watch and classified or High Risk	507	9,745		83	10,335	108	10,547		70	10,725
Default	n/a	n/a		744	744	n/a	n/a		780	780
Total loans and acceptances	302,250	20,398		827	323,475	235,875	23,395		850	260,120
Allowance for loan and acceptances losses	1,091	1,304		344	2,739	1,037	1,407		307	2,751
Loans and acceptances, net of allowance	301,159	19,094		483	320,736	234,838	21,988		543	257,369
Total loans and acceptances 6	787,437	69,506		2,618	859,561	683,971	62,528		2,563	749,062
Total allowance for loan losses 6,7	2,522	3,149		761	6,432	2,263	3,492		635	6,390
Total loans and acceptances, net of allowance 6	$784,915	$66,357		$1,857	$853,129	$681,708	$59,036		$1,928	$742,672

1
Includes impaired loans with a balance of $110 million (October 31, 2021 – $86 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2	Excludes trading loans and non-trading loans at FVTPL with a fair value of $12 billion (October 31, 2021 – $12 billion) and $3 billion (October 31, 2021 – $2 billion), respectively.
3	Includes insured mortgages of $77 billion (October 31, 2021 – $82 billion).
4	Includes Canadian government-insured real estate personal loans of $9 billion (October 31, 2021 – $10 billion).
5
Includes loans guaranteed by government agencies of $28 billion (October 31, 2021 – $26 billion), which are primarily reported in
Non-investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes ACI loans of $115 million (October 31, 2021 – $152 million) and a related allowance for loan losses of $4 million (October 31, 2021 – $6 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2021 – nil).

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments 1
(millions of Canadian dollars)	As at
	October 31, 2022					October 31, 2021

	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures 2
Low Risk	$240,203	$1,174	$	n/a	$241,377	$222,348	$232	$	n/a	$222,580
Normal Risk	87,113	1,178		n/a	88,291	80,529	501		n/a	81,030
Medium Risk	21,914	1,015		n/a	22,929	13,993	551		n/a	14,544
High Risk	1,272	1,374		–	2,646	890	1,004		–	1,894
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	229,592	–		n/a	229,592	195,293	–		n/a	195,293
Non-investment grade	84,301	3,642		n/a	87,943	80,076	5,329		n/a	85,405
Watch and classified	237	4,265		–	4,502	38	5,097		–	5,135

Default	n/a	n/a		116	116	n/a	n/a		86	86
Total off-balance sheet credit

i nstruments	664,632	12,648		116	677,396	593,167	12,714		86	605,967
Allowance for off-balance sheet credit

i nstruments	433	495		3	931	386	467		3	856

Total off-balance sheet credit instruments, net of allowance	$664,199	$12,153		$113	$676,465	$592,781	$12,247		$83	$605,111

1	Exclude mortgage commitments.
2	Includes $352 billion (October 31, 2021 – $318 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $51 billion (October 31, 2021 – $48 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the years ended October 31, 2022 and October 31, 2021, including allowance for off-balance
sheet instruments in the applicable categories.

Allowance for Credit Losses
(millions of Canadian dollars)				Foreign exchange, disposals, and other adjustments					Foreign exchange, disposals, and other adjustments
	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries		Balance at end of year	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries		Balance at end of year
							For the years ended October 31
	2022					2021
Residential mortgages	$261	$56	$(2)	$8	$323	$302	$(26)	$(10)	$(5)	$261
Consumer instalment and other personal	1,649	549	(553)	59	1,704	2,112	135	(531)	(67)	1,649
Credit card	2,314	582	(684)	140	2,352	3,184	(14)	(708)	(148)	2,314

Business and government	3,022	(114)	(88)	164	2,984	3,779	(320)	(249)	(188)	3,022

Total allowance for loan losses, including off-balance sheet instruments	7,246	1,073	(1,327)	371	7,363	9,377	(225)	(1,498)	(408)	7,246
Debt securities at amortized cost	2	(1)	–	–	1	2	–	–	–	2

Debt securities at FVOCI	7	(5)	–	–	2	5	1	–	1	7

Total allowance for credit losses on debt securities	9	(6)	–	–	3	7	1	–	1	9
Total allowance for credit losses	$7,255	$1,067	$(1,327)	$371	$7,366	$9,384	$(224)	$(1,498)	$(407)	$7,255
Comprising:
Allowance for credit losses on loans at amortized cost	$6,390				$6,432	$8,289				$6,390
Allowance for credit losses on loans at FVOCI	–				–	1				–

Allowance for loan losses	6,390				6,432	8,290				6,390

Allowance for off-balance sheet instruments	856				931	1,087				856

Allowance for credit losses on debt securities	9				3	7				9

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the years ended October 31, 2022 and October 31, 2021.

Allowance for Loan Losses by Stage
(millions of Canadian dollars)	For the years ended October 31
2022	2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$35	$175	$51	$261	$32	$205	$65	$302
Provision for credit losses
Transfer to Stage 1 2	109	(106)	(3)	–	126	(123)	(3)	–
Transfer to Stage 2	(23)	34	(11)	–	(38)	56	(18)	–
Transfer to Stage 3	(2)	(15)	17	–	–	(14)	14	–
Net remeasurement due to transfers into stage 3	(18)	13	1	(4)	(20)	12	–	(8)
New originations or purchases 4	40	n/a	n/a	40	21	n/a	n/a	21
Net repayments 5	(4)	(4)	–	(8)	(4)	(4)	–	(8)
Derecognition of financial assets (excluding disposals and write-offs) 6	(7)	(19)	(28)	(54)	(6)	(35)	(55)	(96)
Changes to risk, parameters, and models 7	(7)	59	30	82	(74)	83	56	65
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(33)	(33)	–	–	(16)	(16)
Recoveries	–	–	31	31	–	–	6	6

Foreign exchange and other adjustments	4	3	1	8	(2)	(5)	2	(5)

Balance at end of period	$127	$140	$56	$323	$35	$175	$51	$261
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$550	$960	$139	$1,649	$595	$1,330	$187	$2,112
Provision for credit losses
Transfer to Stage 1 2	613	(603)	(10)	–	1,154	(1,143)	(11)	–
Transfer to Stage 2	(188)	248	(60)	–	(145)	201	(56)	–
Transfer to Stage 3	(9)	(203)	212	–	(7)	(195)	202	–
Net remeasurement due to transfers into stage 3	(167)	178	8	19	(332)	157	8	(167)
New originations or purchases 4	330	n/a	n/a	330	221	n/a	n/a	221
Net repayments 5	(74)	(78)	(13)	(165)	(96)	(96)	(14)	(206)
Derecognition of financial assets (excluding disposals and write-offs) 6	(93)	(167)	(52)	(312)	(93)	(159)	(41)	(293)
Changes to risk, parameters, and models 7	(329)	528	478	677	(727)	901	406	580
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(846)	(846)	–	–	(848)	(848)
Recoveries	–	–	293	293	–	–	317	317

Foreign exchange and other adjustments	21	33	5	59	(20)	(36)	(11)	(67)
Balance, including off-balance sheet instruments, at end of period	654	896	154	1,704	550	960	139	1,649

Less: Allowance for off-balance sheet instruments 8	35	46	–	81	30	46	–	76

Balance at end of period	$619	$850	$154	$1,623	$520	$914	$139	$1,573
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$878	$1,298	$138	$2,314	$799	$2,181	$204	$3,184
Provision for credit losses
Transfer to Stage 1 2	1,208	(1,189)	(19)	–	1,509	(1,488)	(21)	–
Transfer to Stage 2	(310)	350	(40)	–	(180)	232	(52)	–
Transfer to Stage 3	(19)	(623)	642	–	(8)	(632)	640	–
Net remeasurement due to transfers into stage 3	(367)	474	19	126	(478)	277	10	(191)
New originations or purchases 4	207	n/a	n/a	207	122	n/a	n/a	122
Net repayments 5	2	4	26	32	(98)	(20)	20	(98)
Derecognition of financial assets (excluding disposals and write-offs) 6	(56)	(118)	(171)	(345)	(50)	(131)	(219)	(400)
Changes to risk, parameters, and models 7	(647)	927	282	562	(696)	973	276	553
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(975)	(975)	–	–	(1,011)	(1,011)
Recoveries	–	–	291	291	–	–	303	303

Foreign exchange and other adjustments	58	68	14	140	(42)	(94)	(12)	(148)
Balance, including off-balance sheet instruments, at end of period	954	1,191	207	2,352	878	1,298	138	2,314

Less: Allowance for off-balance sheet instruments 8	269	336	–	605	207	302	–	509

Balance at end of period	$685	$855	$207	$1,747	$671	$996	$138	$1,805

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward
-
Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
9	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the years ended October 31
2022	2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, as beginning of period	$1,186	$1,526	$310	$3,022	$1,499	$1,858	$422	$3,779
Provision for credit losses
Transfer to Stage 1 3	359	(352)	(7)	–	476	(471)	(5)	–
Transfer to Stage 2	(409)	423	(14)	–	(497)	508	(11)	–
Transfer to Stage 3	(7)	(99)	106	–	(5)	(103)	108	–
Net remeasurement due to transfers into stage 3	(83)	93	–	10	(117)	122	(2)	3
New originations or purchases 3	1,098	n/a	n/a	1,098	1,123	n/a	n/a	1,123
Net repayments 3	20	(33)	(49)	(62)	(24)	(122)	(92)	(238)
Derecognition of financial assets (excluding disposals and write-offs) 3	(773)	(624)	(386)	(1,783)	(813)	(758)	(358)	(1,929)
Changes to risk, parameters, and models 3	(250)	394	479	623	(384)	578	527	721
Disposals	–	–	–	–	–	–	(4)	(4)
Write-offs	–	–	(140)	(140)	–	–	(298)	(298)
Recoveries	–	–	52	52	–	–	49	49

Foreign exchange and other adjustments	79	89	(4)	164	(72)	(86)	(26)	(184)
Balance, including off-balance sheet instruments, at end of period	1,220	1,417	347	2,984	1,186	1,526	310	3,022

Less: Allowance for off-balance sheet instruments 4	129	113	3	245	149	119	3	271

Balance at end of period	1,091	1,304	344	2,739	1,037	1,407	307	2,751
Total Allowance, including off-balance sheet instruments, at end of period	2,955	3,644	764	7,363	2,649	3,959	638	7,246

Less: Total Allowance for off-balance sheet instruments 4	433	495	3	931	386	467	3	856

Total Allowance for Loan Losses at end of period	$2,522	$3,149	$761	$6,432	$2,263	$3,492	$635	$6,390

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
	As at
	October 31, 2022
	Base Forecast				Upside Scenario				Downside Scenario

	Average Q4 2022- Q3 2023	1	Remaining 4-year period	1	Average Q4 2022- Q3 2023	1	Remaining 4-year period	1	Average Q4 2022- Q3 2023	1	Remaining 4-year period	1
Unemployment rate
Canada	5.9%		6.2%		5.6%		5.8%		7.5%		6.7%
United States	4.0		4.5		3.7		3.9		5.7		5.1
Real GDP
Canada	1.3		1.4		2.3		1.4		-1.0		2.0
United States	0.5		1.5		1.5		1.5		-2.0		2.1
Home prices
Canada (average existing price) 2	-14.1		4.1		-6.1		3.0		-30.0		9.1
United States (CoreLogic HPI) 3	-2.1		1.7		4.1		1.8		-17.4		6.6
Central bank policy interest rate
Canada	4.00		2.23		4.25		3.92		3.44		1.61
United States	4.00		2.38		4.50		4.17		3.44		1.72
U.S. 10-year treasury yield	3.45		2.77		3.68		3.11		2.72		2.66
U.S. 10-year BBB spread (%-pts)	1.96		1.80		1.82		1.65		2.48		1.77
Exchange rate (U.S. dollar/Canadian dollar)	$0.77		$0.79		$0.79		$0.80		$0.72		$0.76

Macroeconomic Variables
	As at
	October 31, 2021
	Base Forecast				Upside Scenario				Downside Scenario
	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1
Unemployment rate
Canada	6.3%		5.7%		6.3%		5.4%		8.0%		7.3%
United States	4.3		3.5		4.3		3.2		5.7		4.8
Real GDP
Canada	4.0		2.1		5.1		2.1		(0.1)		2.5
United States	4.5		2.1		5.6		2.0		1.3		2.4
Home prices
Canada (average existing price) 2	4.7		1.0		6.4		2.0		1.0		(0.4)
United States (CoreLogic HPI) 3	10.6		3.1		13.5		3.2		7.4		1.9
Central bank policy interest rate
Canada	0.25		1.52		0.44		1.84		0.25		0.86
United States	0.25		1.67		0.44		2.02		0.25		1.02
U.S. 10-year treasury yield	1.93		2.24		2.14		2.33		1.33		2.06
U.S. 10-year BBB spread (%-pts)	1.45		1.79		1.39		1.71		1.73		1.79
Exchange rate (U.S. dollar/Canadian dollar)	$0.78		$0.79		$0.79		$0.80		$0.76		$0.77

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)	As at
	October 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,599	$6,608
Base ECLs	6,095	6,412
Difference – in amount	$504	$196
Difference – in percentage	8.3%	3.1%

Schedule of Incremental Lifetime ECL Impact	The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance
sheet instruments calculated using
twelve-month
ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)	As at
	October 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,599	$6,608
All performing loans and off-balance sheet instruments using 12-month ECLs	4,819	4,903
Incremental lifetime ECLs impact	$1,780	$1,705

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)	As at
	October 31, 2022			October 31, 2021
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$230	$69	$299	$229	$62	$291
Consumer instalment and other personal	668	204	872	512	156	668
Credit card	271	172	443	186	113	299
Business and government	654	162	816	785	139	924
Total	$1,823	$607	$2,430	$1,712	$470	$2,182

1	Includes loans that are measured at FVOCI.

Summary of Information Related to Bank's Impaired Loans
The following table pres
e
nts information related to the Bank’s impaired loans as at October 31, 2022 and October 31, 2021.

Impaired Loans 1
(millions of Canadian dollars)	As at
	October 31, 2022					October 31, 2021

	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$688		$640	$56	$656	$681		$630	$51	$717
Consumer instalment and other personal	736		713	154	733	799		746	139	850
Credit card	349		349	207	277	224		225	138	258

Business and government	849		801	340	775	912		810	301	968

Total	$2,622		$2,503	$757	$2,441	$2,616		$2,411	$629	$2,793

1	Balances exclude ACI loans.
2	Represents contractual amount of principal owed.